Notes to the consolidated balance sheet - Credit facility agreement with the European Investment Bank (Details) € in Thousands				6 Months Ended
	Dec. 08, 2022 EUR (€)	Nov. 22, 2022 shares	May 16, 2022 EUR (€) tranche	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Financial debt
Proceeds from issuance of shares				€ 2	€ 8,834
Borrowings				€ 43,388		€ 44,390
Fibroscan machines
Financial debt
Lease term				4 years
Warrant agreement with the European Investment Bank | Derivatives
Financial debt
Number of warrants issued | shares		2,266,023
Finance contract with EIB
Financial debt
Notional amount			€ 50,000
Number of equal tranches | tranche			2
Notional amount per tranche			€ 25,000
Cancellation term for funds not dispersed after execution of finance contract			36 months
Finance contract with EIB, first tranche
Financial debt
Interest rate			8.00%
Maturity term after the disbursement of the tranche			4 years
Capitalized interest amount				€ 1,700
Finance contract with EIB, first tranche | Financial liabilities at amortized cost
Financial debt
Notional amount	€ 25,000
Borrowings	15,400			€ 17,300
Borrowings, effective interest rate				21.91%
Amortized cost of loan				€ 16,700
Borrowing costs	€ 100
Finance contract with EIB, second tranche
Financial debt
Notional amount				25,000
Interest rate			7.00%
Maturity term after the disbursement of the tranche			3 years
Aggregate amount to be received under the conditions precedent to the EIB Financing			€ 70,000	€ 70,000
Proceeds from issuance of shares			59,100
Minimum upfront payments for out-licensing, partnership or royalty transaction			€ 10,000
Lease liabilities | Maximum
Financial debt
Interest rate				5.18%
Lease liabilities | Minimum
Financial debt
Interest rate				1.89%